Acquisition of Prospector Capital Corp. (Details)	3 Months Ended		9 Months Ended				12 Months Ended
	Jun. 30, 2024 CAD ($)	Jun. 30, 2023 CAD ($)	Jun. 30, 2024 CAD ($)	Jun. 30, 2024 $ / shares	Jun. 30, 2024 ؋ / shares	Jun. 30, 2023 CAD ($)	Sep. 30, 2023 CAD ($) $ / shares	Sep. 30, 2022 CAD ($)	Sep. 30, 2021 CAD ($)
Acquisition of Prospector Capital Corp. (Details) [Line Items]
Vesting terms			7 years
Weighted average price | (per share)				$ 16			$ 30.66
Total transaction costs (in Dollars) | $		$ (719,100)	$ (2,407,977)			$ (1,589,703)	$ (3,506,630)
Weighted Average Price One [Member] | Class A Non-Voting Special Shares [Member]
Acquisition of Prospector Capital Corp. (Details) [Line Items]
Weighted average price					؋ 12
Weighted Average Price Two [Member] | Class A Non-Voting Special Shares [Member]
Acquisition of Prospector Capital Corp. (Details) [Line Items]
Weighted average price					14
Weighted Average Price Three [Member] | Class A Non-Voting Special Shares [Member]
Acquisition of Prospector Capital Corp. (Details) [Line Items]
Weighted average price					؋ 16
Public and Private Warrants [Member]
Acquisition of Prospector Capital Corp. (Details) [Line Items]
Total transaction costs (in Dollars) | $			$ 5,914,607